Loans and Notes (Details) - Schedule of Convertible Notes Payable, Net of Unamortized Discounts - Convertible Notes Payable [Member] - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Face value of convertible notes payable [Member]
Loans and Notes (Details) - Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Face value of convertible notes payable, beginning balance	$ 5,150,000	$ 14,108,876	$ 5,733,961
Issuance of convertible notes		8,172,093	8,374,915
Amortization of debt discounts
Conversion	(1,782,710)	(17,130,969)
Exchange rate effect
Face value of convertible notes payable, ending balance		5,150,000	14,108,876
Unamortized debt discounts [Member]
Loans and Notes (Details) - Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Unamortized debt discounts, beginning balance	(358,284)	(717,260)	(758,508)
Issuance of convertible notes		(1,189,074)	(1,231,610)
Amortization of debt discounts	330,351	1,290,050	1,266,861
Conversion		245,980
Exchange rate effect		12,020	5,997
Unamortized debt discounts, ending balance		(358,284)	(717,260)
Convertible notes payable, net of unamortized discounts [Member]
Loans and Notes (Details) - Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Convertible notes payable, net of unamortized discounts, beginning balance	4,791,716	13,391,616	4,975,453
Issuance of convertible notes		6,983,019	7,143,305
Amortization of debt discounts	330,351	1,290,050	1,266,861
Conversion	(1,754,777)	(16,884,989)
Exchange rate effect		12,020	5,997
Convertible notes payable, net of unamortized discounts, ending balance		4,791,716	13,391,616
Third Parties [Member]
Loans and Notes (Details) - Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Third parties, beginning balance	4,791,716	10,954,042	3,575,453
Issuance of convertible notes		6,983,019	6,105,731
Amortization of debt discounts		1,290,050	1,266,861
Conversion		(14,447,415)
Exchange rate effect		12,020	5,997
Third parties, ending balance		4,791,716	10,954,042
Related Parties [Member]
Loans and Notes (Details) - Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Related parties, beginning balance		2,437,574	1,400,000
Issuance of convertible notes			1,037,574
Amortization of debt discounts
Conversion		(2,437,574)
Exchange rate effect
Related parties, ending balance			$ 2,437,574